Other non-operating income - Schedule of Other Non-operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Non-operating Expenses [Abstract]
Interest income	$ (19,530)	$ (9,419)
Gain on the termination of employee defined benefit health insurance plan	0	(4,246)
Foreign exchange loss (gain)	1,819	(4,933)
Loss on revaluation of marketable securities	1,085	1,378
Loss on non-hedge derivatives	2,922	0
Net gains (losses) on disposals of property, plant and equipment	1,506	(1,431)
Kumtor Mine litigation and related costs	0	15,036
Other expenses	1,064	1,732
Other non-operating income	$ (11,134)	$ (1,883)